OIL AND GAS PROPERTY, NET (Tables)	6 Months Ended
Jun. 30, 2025
Extractive Industries [Abstract]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2025	December 31, 2024
Oil and gas property - subject to amortization	$31,822,522	$31,807,148
Accumulated depletion	(10,912,732)	(10,597,075)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property - subject to amortization, net	$9,050,607	$9,350,890

Oil and gas property - not subject to amortization	$1,224,667	$1,224,667
Accumulated impairment	-	-
Oil and gas property - not subject to amortization	$1,224,667	$1,224,667

SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY

The following shows the movement of the oil and gas property - subject to amortization balance.

Oil & Gas Property – Kruh
December 31, 2024	$9,350,890
Additional capitalization	15,374
Depletion	(315,657)
June 30, 2025 (Unaudited)	$9,050,607